Consolidated Statements of Comprehensive Income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Comprehensive Income
Net income	$ 45,283,824	$ 7,354,785	$ 302,824
Items that will not be reclassified to income:
Remeasurement of post-employment benefit obligations	158,119	279,825	(344,313)
Warrants issued by UHI, net of hedge			(21,899,164)
Open-Ended Fund, net of hedge	(131,957)	(19,718)	(904,423)
Publicly traded equity instruments	(906,658)	(123,359)	(353,496)
Items that may be subsequently reclassified to income:
Exchange differences on translating foreign operations	(143,156)	92,555	133,522
Cash flow hedges	395,807	1,927,601	(1,370,145)
Share of other comprehensive income (loss) of associates and joint ventures	4,245,546	245,714	(61,033)
Other comprehensive income (loss) before income taxes	3,617,701	2,402,618	(24,799,052)
Income tax (expense) benefit	(833,121)	(467,749)	7,936,914
Other comprehensive income (loss)	2,784,580	1,934,869	(16,862,138)
Comprehensive income (loss)	48,068,404	9,289,654	(16,559,314)
Comprehensive income (loss) attributable to:
Stockholders of the Company	47,510,294	7,990,682	(18,127,641)
Non-controlling interests	558,110	1,298,972	1,568,327
Comprehensive income (loss)	$ 48,068,404	$ 9,289,654	$ (16,559,314)